Summary of Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Selected Quarterly Financial Information [Abstract]
Net sales	$ 4,064,221	$ 4,731,470	$ 4,773,796	$ 3,965,006	$ 3,979,564	$ 4,507,020	$ 3,735,817	$ 2,761,387	$ 17,534,493		$ 14,983,788		$ 11,855,602
Gross profit	1,682,683	2,010,404	2,038,628	1,686,847	1,739,303	1,901,827	1,734,617	1,343,053	7,418,562	[1],[2]	6,718,800	[1],[2]	5,921,258	[1],[2]
Net income	$ 100,988	$ 354,027	$ 403,604	$ 250,127	$ 853,079	$ 316,606	$ 319,111	$ 239,152	$ 1,108,746	[1],[3],[4]	$ 1,727,948	[1],[3],[4]	$ 1,132,703	[1],[3],[4]
Net income per common share - basic (in dollars per share)	$ 1.09	$ 3.80	$ 4.34	$ 2.68	$ 9.14	$ 3.40	$ 3.44	$ 2.58	$ 11.92	[1]	$ 18.60	[1]	$ 12.33	[1]
Net income per common share - diluted (in dollars per share)	$ 1.07	$ 3.72	$ 4.25	$ 2.62	$ 8.92	$ 3.33	$ 3.36	$ 2.53	$ 11.67	[1]	$ 18.20	[1]	$ 11.99	[1]

[1]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[2]	The years ended December 31, 2017 and 2016 have been adjusted for the adoption of ASU No. 2017-07.
[3]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[4]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.